Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Consolidated Financial Statements	The consolidated financial statements reflect the activities of the following subsidiaries. All material intercompany transactions and balances have been eliminated.
Subsidiaries	Place incorporated	Ownership percentage
CACM	New York, USA	100%
Color Sky (1)	Hong Kong	100%
Modern Pleasure (2)	Hong Kong	100%
Color Metaverse	Singapore	100%
Color Star Ohio	Ohio, USA	100%
DMCC	United Arab Emirates	100%
(1)	Disposed on February 3, 2023

(2)	Dissolved on December 16, 2022

Schedule of Disaggregated Information of Revenues	Disaggregated information of revenues by services are as follows:
	For the Years Ended June 30,
	2023	2022	2021
Online music education academy subscription	$-	$16,519,081	$4,453,957
Online concert subscription	-	-	2,330,000
Total revenue	$-	$16,519,081	$6,783,957

Schedule of Estimated Useful Lives of Assets	The estimated useful lives of assets are as follows:
Useful life
Office equipment	5 years